Advances to Suppliers, Net (Details)	Sep. 30, 2022 USD ($)
2 Suppliers [Member]
Advances to Suppliers, Net (Details) [Line Items]
Amount of e-bicycle	$ 2,528,573
3 Suppliers [Member]
Advances to Suppliers, Net (Details) [Line Items]
Amount of battery packs	$ 4,171,941